Significant Accounting Policies	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Significant Accounting Policies

3. SIGNIFICANT ACCOUNTING POLICIES

3.1 Scope of consolidation

Details of the Company’s subsidiary as of June 30, 2019 are as follows:

	Date of incorporation	Percent of ownership interest	Accounting method
ERYTECH Pharma, Inc. Registered office: Cambridge, Massachusetts – United-States	April 2014	100%	Fully consolidated

3.2 Foreign currencies

Functional Currency and Translation of Financial Statements into Presentation Currency

The Condensed Consolidated Financial Statements are presented in euros, which is also the functional currency of the parent company, ERYTECH Pharma S.A.

The exchange rates used for the preparation for the translation of the financial statements of ERYTECH PHARMA, Inc. are as follows:

Exchange rate (USD per EUR)	June 30, 2018	December 31, 2018	June 30, 2019
Weighted average rate	1.2108	1.1815	1.1298
Closing rate	1.1658	1.1450	1.1380

3.3 Use of estimates and judgments

Preparation of the Condensed Consolidated Financial Statements in accordance with the rules prescribed by the IFRS requires the use of estimates and the formulation of assumptions having an impact on the financial statements. These estimates can be revised where the circumstances on which they are based change. The actual results may therefore differ from the estimates initially formulated. The main estimates are described in the annual consolidated financial statements, except new significant judgments linked to the accounting treatment of the leases in accordance with IFRS 16, as described in note 3.4.

3.4 Change in accounting policies

The Company applied IFRS 16 – Leases for the first time as of January 1, 2019.

IFRS 16 eliminates the distinction between operating leases and finance leases and requires all leases to be recognized on the lessee’s balance sheet, in the form of an asset (representing the right to use the rented asset during the duration of the contract – see note 5.3) and of a liability (corresponding to the future lease payments – see note 5.12). The standard also impacts the presentation of the income statement (allocation of expense between operating loss and financial charges) and the cash flow statement (allocation of cash outflows between cash flow from operating activities and cash flow from financing activities).

The Company has applied the modified retrospective approach. Under this approach, the cumulative effect of initially applying IFRS 16 is recognized as an adjustment to equity at the transition date, i.e. January 1, 2019. Consequently, the comparative information disclosed for 2018 were not restated. There are disclosed as previously in accordance with IAS 17 standard and its interpretations. The consequence of this change in accounting policies are disclosed in detail below.

Definition of a lease

Until the current period, the Company determined at the signing of the contract whether an agreement constituted or included a lease in accordance with the provisions of IFRIC 4, “Determining Whether an Arrangement Contains a Lease.” As a lessee, the Company previously classified lease agreements as operating or finance leases by assessing whether the contract transferred substantially all the risks and benefits inherent in the ownership in accordance with IAS 17.

The Company now assesses whether a contract is or contains a lease in accordance with IFRS 16, i.e. whether it grants the right to control the use of an identified asset for a certain period in exchange for consideration.

At the transition date, the Company chose to apply the simplification measure of keeping past analyses for the identification of leases and applying IFRS 16 only to contracts previously classified as leases.

Significant accounting policies

In accordance with IFRS 16, the right of use and the lease liability are recognized on the lessee’s balance sheet when the asset linked to the lease agreement become available:

•	The right of use asset is measured at cost and comprises:

•	the amount of the initial measurement of the lease liability,

•	lease incentives, payments at or prior to commencement date,

•	incremental costs which would not have been incurred if the contract had not been concluded.

•	The lease liability is recognized for an amount equal to the present value of the lease payments over the lease term.

The right of use is subsequently measured at cost less depreciation and any accumulated impairment loss. The amount can be adjusted based on certain revaluations of the lease liability.

The lease liability is then increased by the interest expense and decreased by the rents paid.

The lease liability may be remeasured in the following situations:

•	Modification related to the assessment of the exercise of an option to purchase or the extension or the non-exercise of a termination option (which become reasonably certain);

•	Rent adjustments based on rates and indices provided in the contracts.

The duration corresponds to the firm period of the commitment and takes into account the optional periods that are reasonably certain to be exercised.

The Company has used its judgment in determining the term of the lease agreements providing for an extension option. The fact that the Company has determined that it is reasonably certain to exercise such options affects the lease term and has a significant impact on the amount of the right of use and the lease liability.

Transition information

At the transition date, the lease liability linked to contracts classified as operating leases in accordance with IAS 17 (mainly real estate) was measured at the value of the remaining lease payments discounted at the marginal borrowing rate as of January 1, 2019. The right of use is measured at an amount equal to the lease liability, corrected with lease payments prior to the commencement date or remaining due in the statement of financial position.

For contracts previously classified as finance leases, the value of the right of use and the lease liability as of January 1, 2019 were determined as those of the underlying asset and the lease debt that were calculated in accordance with IAS 17.

The Company has applied simplification measures set out in IFRS 16 regarding:

•	Contracts with a lease term of 12 months or less at the transition date. These contracts have resulted in an expense of approximately €160 thousand during the first half of 2019.

•	Contracts for low value assets. These contracts have resulted in an expense of approximately €20 thousand during the first half of 2019.

As part of the transition to IFRS 16 as of January 1, 2019, the Company recognized in liabilities a lease liability of €7,734 thousand (refer to note 5.12) and in assets a right of use of €7,443 thousand (refer to note 5.3) taking into account a liability of €291 thousand recognized in the statement of financial position as of December 31, 2018.

The discount rates applied for contracts previously classified as operating leases are based on the Company’s marginal borrowing rate, to which is added a spread which takes into account the total duration of the contract. The average marginal borrowing rate selected as of January 1, 2019 is 1.4% in France and 3.8% in the United States.

The gap between the off-balance sheet commitments disclosed in note 8 of the Consolidated financial statements as of December 31, 2018 and the lease liability recognized as of January 1, 2019 in accordance with IFRS 16 (see note 5.12) can be explained as follows:

(amounts in €‘000)
Operating lease commitment as lessee (December 31, 2018)	8,268

Unrecognized contracts in accordance with IFRS 16 exemptions	(142)
Differences in the durations used linked to termination and extension options that are reasonably certain to be exercized	5,798
Leases signed in 2018 for an asset available after January 1, 2019	(2,593)
Other (including the improvement allowance (Princeton lease))	(2,045)

Estimated non-discounted lease liability under IFRS 16 as of January 1, 2019	9,285

Discount effect	(1,551)

Estimated discounted lease liability under IFRS 16 as of January 1, 2019	7,734

Impact on the half-year financial statements

In accordance with IFRS 16, the Company recognized as of June 30, 2019:

•	A right of use (net value) of €6,634 thousand;

•	A lease liability of €8,868 thousand;

•	A depreciation expense of €584 thousand;

•	A financial expense of €158 thousand.

3.5 Presentation of the statement of income (loss)

The Company presents its statement of income (loss) by function. As of today, the main activity of the Company is research and development. Consequently, only research and development expenses and general administrative expenses functions are considered to be representative. This distinction reflects the analytical assignment of the personnel, external expenses and depreciation and amortization. The detail of the expenses by nature is disclosed in note 4.2.

3.6 Presentation of the statement of cash flow

For the financial year ended December 31, 2018, the line “acquisition of property, plant and equipment “ in the consolidated statement of cash flow included an amount of fixed assets payables not yet paid of €8,587 thousand, which should not have been included in this line.

The net cash flows used in 2018 should have been as follows:

•	€6,450 thousand instead of €15,037 thousand presented for investing activities;

•	€47,857 thousand instead of €39,270 thousand presented for operating activities.

From January 1, 2018 to June 30, 2019, the cumulative amount of cash flows used in the acquisition of property, plant and equipment amounted to €23.3 million and related mainly to the increase of the production capacity of the Company’s manufacturing facilities in Lyon and Princeton.

3.7 Segment reporting

In accordance with IFRS 8, “Operating Segments,” reporting by operating segment is derived from the internal organization of the Company’s activities; it reflects management’s viewpoint and is established based on internal reporting used by the chief operating decision maker (the Chief Executive Officer) to allocate resources and to assess performance.

The Company operates in a single operating segment: the conducting of research and development of innovative red blood cell-based therapeutics for cancer and orphan diseases in order to market them in the future.

3.8 Events after the close of the reporting period

No significant event occurred after the close of the reporting period.